CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 444,337	$ 1,227,654
Accounts receivable, net (note 1)	2,007,810	1,869,268
Prepaid insurance	166,406	110,829
Related Party Receivable (note 3)
Total Current Assets	2,618,553	3,207,751
Other Non-Current Assets
Fixed assets, net depreciation (note 4)	269,049	298,806
Operating Lease	302,695	302,695
Total Non-Current Assets	571,744	601,501
Total Assets	3,190,297	3,809,252
Current Liabilities
Accounts payable	759,009	761,515
Accrued Interest Due (note 6)	70,335	49,035
Accrued Payroll	733,172	737,143
Payroll liability - Pension (note 5)	281,582	453,965
Current portion of notes payable (note 6)	719,563	719,563
Total Current Liabilities	2,563,661	2,721,221
Long Term Liabilities
Long term portion of notes payable (note 6)	2,764,385	2,782,784
Operating Lease	294,387	294,387
Total Liabilities	5,622,433	5,798,393
Stockholders’ equity
Common stock, $.001 par value, 94,471,302 shares issued and outstanding at December 31, 2022 and 2021 (Note 7)	158,346	158,346
Retained earnings/(defecit)	(2,590,482)	(2,147,486)
Total Stockholders’ Equity	(2,432,136)	(1,989,140)
Total Liabilities and Stockholders’ Equity	$ 3,190,297	$ 3,809,252